Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of interests subsidiary undertakings

The Company has the following interests in subsidiary undertakings:

Name	Country of incorporation	Holding	Proportion held	Nature of business
TC BioPharm Limited	United Kingdom	Ordinary £1 shares and A Ordinary £0.001 shares	100% by TC BioPharm (Holdings) plc	Biotechnology research and development
TC BioPharm (North America), Inc.	United States of America	Ordinary $0.01 shares	100% by TC BioPharm Limited	Biotechnology research and development
TC BioPharm BV	The Netherlands	Ordinary €1 shares	100% by TC BioPharm Limited	Biotechnology research and development

Schedule of expected useful lives for property, plant and equipment

Depreciation is provided at rates intended to write down the cost of the assets over their expected useful lives, as follows;

Facility & scientific equipment	- 4 to 10 years
Computer equipment	- 3 years
Office equipment	- 5 years